SHAREHOLDERS' DEFICIT - Summary of status of company's outstanding series A preferred stock warrants (Details 3) - Series A Preferred Stock Warrants - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock warrants
Outstanding and exercisable at beginning of year	380,000	380,000	300,000
Granted			160,000
Exercised
Expired			(80,000)
Outstanding and exercisable at end of year	380,000	380,000	380,000
Weighted Average Exercise Price
Outstanding	$ 4.00	$ 4.00	$ 4.00
Granted			4.00
Exercised
Expired
Outstanding	$ 4.00	$ 4.00	$ 4.00